Borrowings - Disclosure of Borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 25, 2025
Disclosure of detailed information about borrowings [line items]
Short term borrowings	$ 200.0	$ 152.0
Non-current portion of non-current borrowings	0.0	0.0
Total borrowings	200.0	152.0
Borrowings [abstract]
Borrowings at beginning of period	152.0	0.0
Additions from Group Acquisitions	20.2	0.0
Repayments	(142.2)	0.0
Additional draws	170.0	152.0
Borrowings at end of period	$ 200.0	$ 152.0
Darton Group Limited
Borrowings [abstract]
Additions from Group Acquisitions			$ 20.2